Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Ultrashort Duration Government Portfolio | Ultrashort Duration Government Portfolio
Risk/Return:
Trading Symbol	PIFUX
Ultrashort Duration Bond Portfolio | Ultrashort Duration Bond Portfolio
Risk/Return:
Trading Symbol	PIFDX